Derivative Liabilities	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

NOTE 6 – Derivative Liabilities

The embedded conversion feature in the convertible debt instruments that the Company issued (See Note 8), that became convertible during the six months ended July 31, 2025, qualified it as a derivative instrument since the number of shares issuable under the note is indeterminate based on guidance in FASB ASC 815, Derivatives and Hedging. These convertible notes tainted all other equity linked instruments including outstanding warrants and fixed rate convertible debt on the date that the instrument became convertible.

The valuation of the derivative liabilities of the warrants was determined through the use of a Monte Carlo option pricing model that values the liability of the warrants based on a risk-neutral valuation where the price of the warrant is its discounted expected value. The technique applied generates a large number of possible (but random) price paths for the underlying common stock via simulation, and then calculates the associated exercise value (i.e. “payoff”) of the warrant for each path. These payoffs are then averaged and discounted to a current valuation date resulting in the fair value of the warrant.

The valuation of the derivative liabilities attached to the convertible debt was arrived at through the use of a Monte Carlo model that values the derivative liability within the notes. The technique applied generates a large number of possible (but random) price paths for the underlying (or underlyings) via simulation, and then calculates the associated payment value (cash, stock, or warrants) of the derivative features. The price of the underlying common stock is modeled such that it follows a geometric Brownian motion with constant drift, and elastic volatility (increasing as stock price decreases). The stock price is determined by a random sampling from a normal distribution. Since the underlying random process is the same, for enough price paths, the value of the derivative is derived from path dependent scenarios and outcomes. The features in the notes that were analyzed and incorporated into the model included the conversion features with the reset provisions, the call/redemption/prepayment options, and the default provisions. Based on these features, there are six primary events that can occur; payments are made in cash; payments are made with stock; the note holder converts upon receiving a redemption notice; the note holder converts the note; the issuer redeems the note; or the Company defaults on the note. The model simulates the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, conversion price, etc.). Probabilities were assigned to each variable such as redemption likelihood, default likelihood, and timing and pricing of reset events over the remaining term of the notes based on management projections. This led to a cash flow simulation over the life of the note. A discounted cash flow for each simulation was completed, and it was compared to the discounted cash flow of the note without the embedded features, thus determining a value for the derivative liabilities.

Key inputs and assumptions used to value the convertible note when it became convertible and upon settlement, and warrants upon tainting, were as follows:

●	The stock projections are based on the historical volatilities for each date. The volatility of 150.3% is based on historical prices over a lookback period equivalent to the expected term of 1.05 years;

●	The stock price projection was modeled such that it follows a geometric Brownian motion with constant drift and constant volatility, starting with the recast stock price at each valuation date (current stock price is higher than last quarter’s price);

●	The Holder will exercise the warrant at maturity if the stock price was above the exercise price.

●	The discount rate was based on risk-free rates of 4.14% in effect based on the remaining term and date of each valuation and instrument.

●	Dividend yield: 0%
●	Exercise Price: $20M/number shares issued and outstanding at maturity (exercise date)

●	Number of Options: $1M/exercise price; and

●	The shares issued and outstanding is based on the initial 10,888,894 shares as of October 31, 2021 to 70,348,449 shares as of July 31, 2025 and a 2.68% growth (a higher growth from last quarter) monthly at 7/31/25 and future financing events raising $500,000 annually through the sale of common stock at a 25% discount.

During the six months ended July 31, 2025, the Company recorded a gain of $165,938 due to a change in the fair value of the derivative liabilities to reflect the value of the derivative liabilities for warrants as of July 31, 2025.

Using the results from the model, the Company recorded a derivative liability during the six months ended July 31, 2024 of $67,352 for the fair value of the convertible feature included in the Company’s convertible debt instruments. The derivative liability recorded for the convertible feature created a “day 1” derivative loss of $0 and a debt discount of $67,352 that is being amortized over the remaining term of the note using the effective interest rate method. Interest expense related to the amortization of this debt discount for the six months ended July 31, 2024, was $46,362. The remaining unamortized debt discount related to the derivative liability was $20,990 as of July 31, 2024.

During the six months ended July 31, 2024, the Company recorded a gain of $2,493,598 due to a change in the fair value of the derivative liabilities to reflect the value of the derivative liabilities for warrants as of July 31, 2024.

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities:

	Six months ended July 31,
	2025	2024
Beginning balance	$311,338	$2,547,458
Total gain	(165,938)	(2,493,598)
Settlements	–	(17,739)
Additions recognized as debt discount	–	67,352
Changes due to tainted (untainted) warrants	–	3,331,913
Ending balance	$145,400	$3,435,386

Change in fair value of derivative liabilities included in earnings relating to derivatives	$(165,938)	$(2,493,598)

NOTE 7 – Derivative Liabilities

The embedded conversion feature in the convertible debt instruments that the Company issued (See Note 6), that became convertible during the years ended January 31, 2025 and 2024, qualified it as a derivative instrument since the number of shares issuable under the note is indeterminate based on guidance in ASC 815, “Derivatives and Hedging”. This convertible note tainted all other equity linked instruments including outstanding warrants and fixed rate convertible debt on the date that the instrument became convertible.

The valuation of the derivative liability of the warrants was determined through the use of a Monte Carlo options model that values the liability of the warrants based on a risk-neutral valuation where the price of the option is its discounted expected value. The technique applied generates a large number of possible (but random) price paths for the underlying common stock via simulation, and then calculates the associated exercise value (i.e., “payoff”) of the option for each path. These payoffs are then averaged and discounted to a current valuation date resulting in the fair value of the option.

The valuation of the derivative liability attached to the convertible debt was arrived at through the use of a Monte Carlo model that values the derivative liability within the notes. The technique applied generates a large number of possible (but random) price paths for the underlying (or underlyings) via simulation, and then calculates the associated payment value (cash, stock, or warrants) of the derivative features. The price of the underlying common stock is modeled such that it follows a geometric Brownian motion with constant drift, and elastic volatility (increasing as stock price decreases). The stock price is determined by a random sampling from a normal distribution. Since the underlying random process is the same, for enough price paths, the value of the derivative is derived from path dependent scenarios and outcomes. The features in the notes that were analyzed and incorporated into the model included the conversion features with the reset provisions, the call/redemption/prepayment options, and the default provisions. Based on these features, there are six primary events that can occur; payments are made in cash; payments are made with stock; the note holder converts upon receiving a redemption notice; the note holder converts the note; the issuer redeems the note; or the Company defaults on the note. The model simulates the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e., stock price, conversion price, etc.). Probabilities were assigned to each variable such as redemption likelihood, default likelihood, and timing and pricing of reset events over the remaining term of the notes based on management projections. This led to a cash flow simulation over the life of the note. A discounted cash flow for each simulation was completed, and it was compared to the discounted cash flow of the note without the embedded features, thus determining a value for the derivative liability.

Key inputs and assumptions used to value the convertible note when it became convertible and upon settlement, and warrants upon tainting, were as follows:

●	The stock projections are based on the historical volatilities for each date. The volatility of 171.7% is based on historical prices over a lookback period equivalent to the expected term of 1.55 years. The stock price projection was modeled such that it follows a geometric Brownian motion with constant drift and constant volatility, starting with the recast stock price at each valuation date;

●	The Holder will exercise the warrant at maturity if the stock price was above the exercise price;

●	Discount rate was based on risk free rates of 4.29% in effect based on the remaining term and date of each valuation and instrument;

●	Dividend yield: 0%;

●	Exercise Price: $20M/number shares issued and outstanding at maturity (exercise date);

●	Number of Options: $1M/exercise price; and

●	The shares issued and outstanding is based on the initial 10,888,894 shares as of 10/31/21 to 53,332,498 shares as of 1/31/25 and a 2.49% growth (a lower growth from last quarter) monthly at 1/31/25 and future financing events raising $500,000 annually through the sale of common stock at a 25% discount.

Using the results from the model, the Company recorded a derivative liability during the year ended January 31, 2025 of $67,352 for the fair value of the convertible feature included in the Company’s convertible debt instruments. The derivative liability recorded for the convertible feature created a “day 1” derivative loss of $0 and a debt discount of $67,352 that is being amortized over the remaining term of the note using the effective interest rate method. Interest expense related to the amortization of this debt discount for the year ended January 31, 2025, was $67,352. The remaining unamortized debt discount related to the derivative liability was $0 as of January 31, 2025.

During the year ended January 31, 2025, the Company recorded $52,476 due to the conversions of a portion of the Company’s convertible notes. The Company also recorded a change in the fair value of the derivative liabilities as a gain of $4,109,195 to reflect the value of the derivative liabilities for warrants and convertible notes as of January 31, 2025.

Using the results from the model, the Company recorded a derivative liability during the year ended January 31, 2024 of $146,368 for the fair value of the convertible feature included in the Company’s convertible debt instruments. The derivative liability recorded for the convertible feature created a “day 1” derivative loss of $0 and a debt discount of $146,368 that is being amortized over the remaining term of the note using the effective interest rate method. Interest expense related to the amortization of this debt discount for the year ended January 31, 2024, was $198,453. The remaining unamortized debt discount related to the derivative liability was $0 as of January 31, 2024.

During the year ended January 31, 2024, the Company recorded $156,309 due to the conversions of a portion of the Company’s convertible notes. The Company also recorded a change in the fair value of the derivative liabilities as a loss of $2,386,907 to reflect the value of the derivative liabilities for warrants and convertible notes as of January 31, 2024.

The Company also recorded the change in the fair value of the derivative liability as a gain of $4,109,195 and a loss of $2,386,907, respectively, to reflect the value of the derivative liability for warrants and convertible notes as of January 31, 2025 and 2024, respectively.

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Year Ended January 31,
	2025	2024
Beginning balance	$2,547,458	$172,393
Total (gains) losses	(4,109,195)	2,386,907
Settlements	(52,476)	(156,309)
Additions recognized as debt discount	67,352	146,368
Additions due to tainted warrants	1,858,199	(1,901)
Ending balance	$311,338	$2,547,458

Change in unrealized (gains) losses included in earnings relating to derivatives	$(4,109,195)	$2,386,907